INCOME TAX EXPENSE - Deferred tax assets and deferred tax liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carry forward	$ 15,413,070	$ 8,217,976
Tax credit carry forward	1,077,073	391,843
Capitalized research and development expenses		756,197
Capitalized inventory	72,402	94,954
Unrealized foreign exchange gain/losses	67,453	116,238
Accrued expenses		29,702
Amortization of right-of-use assets and interest of lease liabilities	676	546
Gross deferred tax assets	16,630,674	9,607,456
Less: valuation allowance	(16,589,070)	(9,524,497)	$ (5,007,139)	$ (2,729,721)
Total deferred tax assets, net	41,604	82,959
Deferred tax liabilities:
Depreciation and amortization of property, equipment and software	(41,604)	(82,959)
Deferred tax liabilities	$ (41,604)	$ (82,959)